SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS - Investments in significant entities (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2013	Dec. 31, 2010
Zelenaya Tochka Group
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		51.00%
MTS Belarus
Disclosure of investments in significant entities
The Group's share in associate		49.00%	49.00%
Sistema Capital
Disclosure of investments in significant entities
The Group's share in associate		30.00%	30.00%
Zifrovoe TV
Disclosure of investments in significant entities
The Group's share in associate		20.00%	20.00%
OZON Holdings Limited
Disclosure of investments in significant entities
The Group's share in associate				18.69%	11.19%
YouDo
Disclosure of investments in significant entities
The Group's share in associate	13.68%	15.50%	15.50%
SWIPGLOBAL
Disclosure of investments in significant entities
The Group's share in associate		15.00%	15.00%
RTC
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
MTS Turkmenistan
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
MTS Armenia
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
MTS IT
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
Nvision Czech Republic
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
Sputnikovoe TV
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
Stream
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
Dega
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
Stream Digital
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
MTS Energo
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
MDTZK LLC (Ticketland)
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
IT Grad
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
Kinopolis
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
MTS Media
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
MTS Artifitial Intelligence
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	100.00%
Stopol Group
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%
Sibintertelecom
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			100.00%
RIKT
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			100.00%
NVision Group
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)			100.00%
Ponominalu
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		100.00%	89.10%
MTS Bank
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		99.90%	99.90%
MGTS Group
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		94.70%	94.70%
Navigation Information Systems Group
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		94.70%	94.70%
Oblachny Retail LLC
Disclosure of investments in significant entities
Ownership interest in subsidiary (as a percentage)		50.80%	50.80%
MTS International | Notes issued in 2010
Borrowings
Notional amount							$ 750
MTS International | Notes issued in 2010 | USD
Borrowings
Interest rate							8.625%
MTS International | Notes issued in 2013
Borrowings
Notional amount						$ 500
MTS International | Notes issued in 2013 | USD
Borrowings
Interest rate						5.00%